TRADE AND OTHER NON TRADE PAYABLES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]

18) TRADE AND OTHER NON-TRADE PAYABLES

Details of trade and other payables at December 31, 2019 and 2020 are as follow:

	Thousands of U.S. dollars
	2019	2020
Other payables	10,261	2,734
Suppliers	1,483	1,562
Total non-current non-trade payables	11,744	4,296
Suppliers	71,311	59,338
Advances	365	77
Total current trade payables	71,676	59,415
Suppliers of fixed assets	21,276	12,668
Personnel	67,208	57,010
Other payables	4,806	5,761
Advances from customers	1,145	927
Total current other non-trade payables	94,435	76,366
Total current	166,111	135,781
Total	177,855	140,077

The carrying amount of trade and other non-trade payables is similar to the fair value.